CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 4,751,538	$ 6,576,658
Restricted cash	4,131,313	3,695,598
Accounts receivable, net	56,363,183	65,154,845
Prepayments - third parties	9,376,247	6,058,481
Prepayments - a related party	2,361,779
Media deposits - third parties	1,244,704	6,837,879
Media deposits - a related party	1,426,419	0
Deferred offering cost		425,537
Due from related parties	1,748,769
Other current assets	4,797,022	3,323,532
Total Current Assets	86,200,974	92,072,530
Long-term investment	1,569,218
Property and equipment, net	1,378,457	909,236
Intangible assets, net	775,603	5,504
Prepayments for licensed copyrights	2,960,789	0
Right of use assets	1,195,092	353,238
Total Assets	94,080,133	93,340,508
Current Liabilities
Bank borrowing		1,532,567
Accounts payable	12,161,957	35,376,612
Advance from advertisers	1,622,458	3,287,653
Advertiser deposits	916,531	5,881,908
Dividends payable	1,255,375	3,371,648
Income tax payable	278,440	570,540
Due to related parties	0	715,546
Operating lease liabilities, current	515,592	351,551
Warrant liabilities	2,744
Accrued expenses and other liabilities	2,728,300	591,622
Total Current Liabilities	19,481,397	51,679,647
Operating lease liabilities, noncurrent	537,447
Total Liabilities	20,018,844	51,679,647
Commitments and Contingencies
Shareholders' Equity
Ordinary Share (par value $0.0005 per share, 100,000,000 shares authorized; 29,260,784 and 20,400,000 shares issued and outstanding at December 31, 2021 and 2020, respectively)	14,630	10,200
Additional paid-in capital	41,564,519	3,814,665
Statutory reserve	898,133	898,133
Retained earnings	28,996,464	35,743,917
Accumulated other comprehensive income	2,587,543	1,193,946
Total Shareholders' Equity	74,061,289	41,660,861
Total Liabilities and Shareholders' Equity	$ 94,080,133	$ 93,340,508